Intangible Assets Net	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets Net

NOTE 5 – INTANGIBLE ASSETS, net

Intangible assets, net, consists of the following as of:

	June 30, 2014	December 31, 2013
Patents	$602,255	$593,120
Less accumulated amortization	(183,666)	(168,363)
Total intangible assets, net	$418,589	$424,757

Patents are amortized straight-line over a period of fifteen years. Amortization expense was $9,526 and $15,303, for the three and six-month periods ended June 30, 2014, respectively. Amortization expense was $7,597 and $15,303, for the three and six-month periods ended June 30, 2013, respectively.

The Company has capitalized costs for several patents that are still pending. In those instances, the Company has not recorded any amortization. The Company will commence amortization when these patents are approved.

NOTE 5 – INTANGIBLE ASSETS, net

Intangible assets, net, consists of the following as of December 31:

	2013	2012
Patents	$593,120	$572,764
Less accumulated amortization	(168,363)	(137,754)
Total intangible assets, net	$424,757	$435,010

Patents are amortized straight-line over a period of fifteen years. Amortization expense was $30,609, $30,610, and $168,363, for the years ended December 31, 2013 and 2012, and for the period from inception March 23, 2006 to December 31, 2013, respectively.